Corporate Income Taxes (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Components of income tax provision
(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2018	2017	2016
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$797	$533	$467
Provincial	633	424	386
Adjustments related to prior periods	(25)	24	4
Foreign	994	903	935
Adjustments related to prior periods	(14)	(29)	(19)
	2,385	1,855	1,773

Deferred income taxes:
Domestic:
Federal	34	33	141
Provincial	16	16	70
Foreign	(53)	129	46
	(3)	178	257
Total provision for income taxes in the Consolidated Statement of Income	$2,382	$2,033	$2,030
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$(136)	$82	$(158)
Deferred income taxes	(193)	198	(168)
	(329)	280	(326)

Reported in:
Other Comprehensive Income	(145)	275	(322)
Retained earnings	(194)	(1)	(10)
Accumulated Other Comprehensive Income	18	–	–
Common shares	(10)	1	1
Other reserves	2	5	5
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(329)	280	(326)
Total provision for income taxes	$2,053	$2,313	$1,704

Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$64	$191	$372
Deferred tax expense (benefit) of tax rate changes	(2)	(2)	(4)
Deferred tax expense (benefit) of previously unrecognized tax losses, tax credits and temporary differences	(65)	(11)	(111)
	$(3)	$178	$257

Reconciliation to Statutory Tax Rate

Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2018		2017		2016
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$2,943	26.5%	$2,715	26.4%	$2,485	26.4%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(439)	(3.9)	(286)	(2.8)	(234)	(2.5)
Tax-exempt income from securities	(90)	(0.8)	(407)	(3.9)	(220)	(2.3)
Deferred income tax effect of substantively enacted tax rate changes	(2)	–	(2)	–	(4)	–
Other, net	(30)	(0.3)	13	0.1	3	–
Total income taxes and effective tax rate	$2,382	21.5%	$2,033	19.8%	$2,030	21.6%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2018	2017	2018	2017
Deferred tax assets:
Loss carryforwards	$73	$62	$338	$417
Allowance for credit losses	(177)	45	877	793
Deferred compensation	41	(25)	178	219
Deferred income	(68)	(124)	476	405
Property and equipment	48	(19)	417	133
Pension and other post-retirement benefits	16	(6)	536	720
Securities	(17)	(17)	199	169
Other	(235)	(169)	633	640
Total deferred tax assets	$(319)	$(253)	$3,654	$3,496
Deferred tax liabilities:
Deferred income	$(22)	$(21)	$156	$133
Property and equipment	(93)	(32)	137	138
Pension and other post-retirement benefits	(12)	(9)	110	136
Securities	(8)	111	166	126
Intangible assets	69	(53)	1,788	1,094
Other	(250)	(427)	564	853
Total deferred tax liabilities	$(316)	$(431)	$2,921	$2,480
Net deferred tax assets (liabilities)(1)	$(3)	$178	$733	$1,016

(1)

For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $733 (2017 – $1,016) are represented by deferred tax assets of $1,938 (2017 – $1,713), and deferred tax liabilities of $1,205 (2017 – $697) on the Consolidated Statement of Financial Position.

Changes to Net Deferred Taxes

The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2018	2017
Balance at beginning of year	$1,016	$1,410
Deferred tax benefit (expense) for the year recorded in income	3	(178)
Deferred tax benefit (expense) for the year recorded in equity	193	(198)
Acquired in business combinations	(493)	–
Other	14	(18)
Balance at end of year	$733	$1,016